Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Inventory	Inventory, net consists of:

(Dollars in thousands)	September 30, 2018	December 31, 2017
Raw materials	$1,210	$1,368
Work in process	3,065	1,972
Finished goods	2,432	4,765
Total	$6,707	$8,105
Inventory, net consists of:

	December 31,
(Dollars in thousands)	2017	2016
Raw materials	$1,368	$1,117
Work in process	1,972	1,434
Finished goods	4,765	6,833
Total	$8,105	$9,384